Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and Contingencies
37.	Commitments and Contingencies
(1)     Collateral assets and commitments
SK Broadband Co., Ltd., a subsidiary of the Parent Company, has pledged its properties as collateral for leases on buildings in the amount of

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1,513 million as of December 31, 2021.
(2)     Legal claims and litigations
As of December 31, 2021, the Group is involved in various legal claims and litigation. Provision recognized in relation to these claims and litigation is immaterial. In connection with those legal claims and litigation for which no provision was recognized, management does not believe the Group has a present obligation, nor is it expected any of these claims or litigation will have a significant impact on the Group’s financial position or operating results in the event an outflow of resources is ultimately necessary.
(3)     Accounts receivable from sale of handsets
The sales agents of the Parent Company sell handsets to the Parent Company’s subscribers on an installment basis. The Parent Company entered into comprehensive agreements to purchase accounts receivable from handset sales with retail stores and authorized dealers and to transfer the accounts receivable from handset sales to special purpose companies which were established with the purpose of liquidating receivables, respectively.
The accounts receivable from sale of handsets amounting to

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493,277 million and

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571,004 million as of December 31, 2021 and 2020, respectively, which the Parent Company purchased according to the relevant comprehensive agreement are recognized as accounts receivable — other and long-term accounts receivable — other.